DESCRIPTION OF THE PLAN - Schedule of Company Matching Contributions (Details) - EBP 011	12 Months Ended
Dec. 31, 2025
First 2% of participant’s eligible compensation
EBP, Description of Plan [Line Items]
Company Match	100.00%
Next 2% of participant’s eligible compensation
EBP, Description of Plan [Line Items]
Company Match	50.00%
Next 4% of participant’s eligible compensation
EBP, Description of Plan [Line Items]
Company Match	25.00%